Exhibit 99.1

World Omni Auto Receivables Trust 2019-C

Monthly Servicer Certificate

January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	632,970,199.10	34,601
Yield Supplement Overcollateralization Amount 12/31/20	21,509,745.74	0
Receivables Balance 12/31/20	654,479,944.84	34,601
Principal Payments	27,887,839.07	814
Defaulted Receivables	1,084,223.20	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	20,213,651.47	0
Pool Balance at 01/31/21	605,294,231.10	33,739

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.57%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	5,076,024.50	234
Past Due 61-90 days	1,826,436.88	83
Past Due 91-120 days	293,532.53	15
Past Due 121+ days	0.00	0
Total	7,195,993.91	332

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	647,765.78
Aggregate Net Losses/(Gains) - January 2021	436,457.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.80%
Prior Net Losses Ratio	0.95%
Second Prior Net Losses Ratio	1.36%
Third Prior Net Losses Ratio	0.63%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.64%

Overcollateralization Target Amount	6,960,883.66
Actual Overcollateralization	6,960,883.66
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	48.70

Flow of Funds	$ Amount
Collections	34,214,557.10
Investment Earnings on Cash Accounts	720.43
Servicing Fee(1)	(545,399.95)
Transfer to Collection Account	-
Available Funds	33,669,877.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	910,677.85
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,196,810.71
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,960,883.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,075,705.36
(12) Collection Account Redeposits	3,234,000.00

Total Distributions of Available Funds	33,669,877.58

Servicing Fee	545,399.95
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 01/15/21	625,691,041.81
Principal Paid	27,357,694.37
Note Balance @ 02/16/21	598,333,347.44

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2a
Note Balance @ 01/15/21	132,227,733.44
Principal Paid	22,606,064.04
Note Balance @ 02/16/21	109,621,669.40
Note Factor @ 02/16/21	35.4487354%

Class A-2b
Note Balance @ 01/15/21	27,793,308.37
Principal Paid	4,751,630.33
Note Balance @ 02/16/21	23,041,678.04
Note Factor @ 02/16/21	35.4487354%

Class A-3
Note Balance @ 01/15/21	336,770,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	336,770,000.00
Note Factor @ 02/16/21	100.0000000%

Class A-4
Note Balance @ 01/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	80,300,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	32,400,000.00
Note Factor @ 02/16/21	100.0000000%

Class C
Note Balance @ 01/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	16,200,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,002,477.85
Total Principal Paid	27,357,694.37
Total Paid	28,360,172.22

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	215,971.96
Principal Paid	22,606,064.04
Total Paid to A-2a Holders	22,822,036.00

Class A-2b
One-Month Libor	0.12650%
Coupon	0.35650%
Interest Paid	8,807.39
Principal Paid	4,751,630.33
Total Paid to A-2b Holders	4,760,437.72

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9306071
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3963354
Total Distribution Amount	26.3269425

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.6983959
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.1020050
Total A-2a Distribution Amount	73.8004009

A-2b Interest Distribution Amount	0.1354983
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.1020051
Total A-2b Distribution Amount	73.2375034

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	153.40
Noteholders' Third Priority Principal Distributable Amount	592.16
Noteholders' Principal Distributable Amount	254.44

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	2,699,840.43
Investment Earnings	229.31
Investment Earnings Paid	(229.31)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,765,004.65	$5,696,288.22	$4,077,106.80
Number of Extensions	109	230	159
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.83%	0.57%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.